Prepaids and Other - Schedule of Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaids and Other [Abstract]
Prepaid expenses and deposits	$ 534	$ 230
Supplies inventory	143	95
Taxes recoverable	101	118
Amounts receivable and other	38	55
Due from a related party	26	25
Prepaid and other total	$ 842	$ 523